Segment reporting	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment reporting
5.	Segment reporting

Segment information is presented by geographical segments, consistent with the information that is available and evaluated regularly by the chief operating decision maker. AB InBev operates its business through seven business segments. Regional and operating company management is responsible for managing performance, underlying risks, and effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding allocation of resources.

The company’s six geographic regions: North America, Latin America West, Latin America North, Latin America South, EMEA and Asia Pacific, plus its Global Export and Holding Companies comprise the company’s seven reportable segments for financial reporting purposes.

The results of the former SAB Central and Eastern European Business were reported as “Results from discontinued operations” until the completion of the disposal that took place on 31 March 2017. The results of Distell were reported as share of results of associates until the completion of the sale that occurred on 12 April 2017, and accordingly, are excluded from normalized EBIT and EBITDA. Furthermore, the company stopped consolidating CCBA in its consolidated financial statements as from the completion of the transition of CCBA on 4 October 2017 and, following the completion of the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses on 30 March 2018, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes as results of associates as of that date.

All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %).

	North America			Latin America West			Latin America North			Latin America South			EMEA
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Volume	111	114	117	115	111	64	115	119	118	34	34	32	87	132	75
Revenue	15 504	15 588	15 698	9 999	9 238	5 188	8 990	9 775	8 461	2 863	3 363	2 850	8 374	10 344	6 010
Normalized EBITDA	6 150	6 329	6 250	5 196	4 512	2 376	3 926	4 180	3 751	1 381	1 595	1 431	3 000	3 349	1 774
Normalized EBITDA margin %	39.7%	40.6%	39.8%	52.0%	48.8%	45.8%	43.7%	42.8%	44.3%	48.2%	47.4%	50.2%	35.8%	32.4%	29.6%
Depreciation, amortization and impairment	(790)	(843)	(809)	(653)	(616)	(388)	(761)	(848)	(750)	(265)	(207)	(191)	(770)	(843)	(473)
Normalized profit from operations (EBIT)	5 360	5 486	5 441	4 544	3 896	1 988	3 165	3 332	3 001	1 116	1 388	1 240	2 230	2 507	1 302
Exceptional items (see Note 8)	(10)	4	(29)	(125)	(153)	252	5	(18)	(20)	(31)	(13)	(12)	(370)	(144)	(118)
Profit from operations (EBIT)	5 350	5 490	5 412	4 419	3 743	2 240	3 170	3 314	2 981	1 085	1 375	1 228	1 860	2 363	1 184
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Discontinued operations
Profit/(loss)
Segment assets (non-current)	63 180	63 045	62 467	69 100	71 219	69 472	12 422	13 756	13 656	3 074	2 396	2 357	42 063	45 920	41 749
Gross capex	858	530	895	1 227	1 079	710	636	580	709	279	323	389	1 177	1 086	1 001
FTE	19 150	19 306	19 314	47 042	48 892	51 418	37 387	38 651	40 416	9 214	9 603	9 571	23 604	26 823	43 456

	Asia Pacific			Global Export and holding companies			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Volume	104	102	92	—	1	2	567	613	500
Revenue	8 470	7 804	6 074	419	332	1 237	54 619	56 444	45 517
Normalized EBITDA	3 082	2 695	1 639	(656)	(577)	(474)	22 080	22 084	16 753
Normalized EBITDA margin %	36.4%	34.5%	27.1%				40.4%	39.1%	36.8%
Depreciation, amortization and impairment	(752)	(660)	(658)	(267)	(253)	(210)	(4 260)	(4 270)	(3 477)
Normalized profit from operations (EBIT)	2 330	2 035	987	(923)	(830)	(683)	17 821	17 814	13 276
Exceptional items (see Note 8)	(65)	(97)	(84)	(119)	(241)	(383)	(715)	(662)	(394)
Profit from operations (EBIT)	2 265	1 939	903	(1 042)	(1 071)	(1 066)	17 106	17 152	12 882
Net finance income/(cost)							(8 729)	(6 507)	(8 564)
Share of results of associates and joint ventures							153	430	16
Income tax expense							(2 839)	(1 920)	(1 613)
Profit from continuing operations							5 691	9 155	2 721
Discontinued operations							—	28	48
Profit/(loss)							5 691	9 183	2 769
Segment assets (non-current)	22 412	24 088	22 071	1 609	1 741	1 797	213 861	222 166	213 569
Gross capex	687	635	837	233	247	379	5 086	4 479	4 919
FTE	31 523	36 386	39 213	4 683	3 254	3 245	172 603	182 915	206 633

For the period ended 31 December 2018, net revenue from the beer business amounted to 50 134m US dollar (31 December 2017: 50 301m US dollar; 31 December 2016: 41 421m US dollar) while the net revenue from the non-beer business (soft drinks and other business) accounted for 4 485m US dollar (31 December 2017: 6 143m US dollar; 31 December 2016: 4 096m US dollar).

On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 710m US dollar (2017: 704m US dollar; 2016: 687m US dollar) and non-current assets located in the country of domicile represented 1 746m US dollar (2017: 1 658m US dollar, 2016: 1 440m US dollar).